Beau Yanoshik

+1.202.373.6133

beau.yanoshik@morganlewis.com

November 29, 2018

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SPDR® Index Shares Funds: Post-Effective Amendment No. 141 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-92106 and 811-21145)

Ladies and Gentlemen:

On behalf of our client, SPDR® Index Shares Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 141 to the Trust’s Registration Statement on Form N-1A, together with all Exhibits thereto. The purpose of PEA No. 141 is to reflect revised principal investment strategies for the Trust’s SPDR Solactive Canada ETF (formerly, SPDR MSCI Canada StrategicFactors ETF), SPDR Solactive Germany ETF (formerly, SPDR MSCI Germany StrategicFactors ETF), SPDR Solactive Japan ETF (formerly, SPDR MSCI Japan StrategicFactors ETF) and SPDR Solactive United Kingdom ETF (formerly, SPDR MSCI United Kingdom StrategicFactors ETF) (each, a “Fund”) related to changes in the underlying index each Fund tracks.

Please contact me at (202) 373-6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik
Beau Yanoshik

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001